Short-term and long-term loan	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term loans
11. Short-term and long-term loan

The short-term and long-term loan as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Short- term loan
Short-term bank borrowings	172,000	436,200

Long-term loan
Long-term bank borrowings	-	68,753

In 2017 and 2018, the Group entered one-year credit facilities with several Chinese Commercial Banks that provide for revolving line of credit for the Group. Under such credit facilities, the Group can borrow up to RMB735,100 and
RMB1,170,000
respectively which can only be used to maintain daily operation. As of December 31, 2017, the Group drawn short-term bank borrowings from the credit facilities in amount of RMB172,000. As of December 31, 2018, the Group drawn short-term bank borrowings from the credit facilities in amount of RMB436,200 with a cash deposit of
RMB3,600
pledged at the weighted average interest rate of
4.75% per annum.

As of December 31, 2017, credit facilities in amount of RMB83,115 was used to issue the letters of guarantee with an aggregate maximum of RMB116,563 and RMB33,600 was used to issue notes payable with an aggregate maximum of RMB48,000. As such, RMB446,384 was available for future borrowing at the end of 2017. The credit facilities will expire during the period from January to October 2018.

As of December 31, 2018, credit facilities in amount of RMB138,847 was used to issue the letters of guarantee with an aggregate maximum of RMB167,104 and RMB18,739 was used to issue notes payable with an aggregate maximum of RMB26,770. As such, RMB579,814 was available for future borrowing at the end of 2018. The credit facilities will expire during the period from March 2019 to December 2020.

In January 2018, the Group entered into a three-year bank loan contract under which the Group can borrow up to US$ 50,000 by December 2020 and the actual draw down amount is subject to the deposit pledged. As of December 31, 2018, the Group has drawn down US$10,000 with the deposit pledged of US$10,100 and the interest rate is based on the there-month Libor on draw-down date plus 1.1%.

Interest expenses were RMB13,058 and RMB4,252 for the years ended December 31, 2018 and 2017, respectively.